Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 39,057	$ 34,389	$ 30,359
Less reinsurance recoverables on unpaid losses	4,487	4,789	5,559
Net balance at beginning of period	34,570	29,600	24,800
Incurred related to:
Current year	55,353	49,476	44,561
Prior years	(1,394)	(416)	1,094
Total incurred	53,959	49,060	45,655
Paid related to:
Current year	31,941	28,909	26,875
Prior years	17,085	15,181	13,980
Total paid	49,026	44,090	40,855
Net balance at ending of period	39,503	34,570	29,600
Plus reinsurance recoverables on unpaid losses	3,807	4,487	4,789
Balance at ending of period	$ 43,310	$ 39,057	$ 34,389